Schedule of investments

Delaware Emerging Markets Fund August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.45%Δ
Argentina - 0.78%
Arcos Dorados Holdings Class A	3,517,099	$23,248,024
Cablevision Holding GDR †	443,972	1,105,845
Cresud ADR †	1,582,280	8,924,059
Grupo Clarin GDR Class B 144A #†	131,213	102,097
IRSA Inversiones y Representaciones ADR †	1,184,728	5,923,640
IRSA Propiedades Comerciales ADR	32,849	336,702
		39,640,367
Austria - 0.14%
ams †	174,050	6,969,034
		6,969,034
Bahrain - 0.03%
Aluminum Bahrain GDR 144A #†	221,400	1,277,301
		1,277,301
Brazil - 10.27%
AES Tiete Energia	508,806	1,470,758
Atacadao	2,047,000	11,038,278
B2W Cia Digital †	13,015,600	148,197,426
Banco Bradesco ADR	4,944,000	39,502,560
Banco Santander Brasil ADR	3,051,128	31,274,062
BRF ADR †	6,850,000	63,020,000
Embraer ADR	500,659	8,776,552
Hypera	1,800,000	13,948,805
Itau Unibanco Holding ADR	9,170,000	75,560,800
Petroleo Brasileiro ADR	1,300,000	17,615,000
Rumo †	1,905,351	10,237,638
Telefonica Brasil ADR	2,500,000	32,400,000
TIM Participacoes ADR	2,024,266	30,080,593
Vale ADR †	3,500,000	38,500,000
		521,622,472
Chile - 0.60%
Cia Cervecerias Unidas ADR	365,790	8,266,854
Latam Airlines Group ADR	236,800	1,963,072
Sociedad Quimica y Minera de Chile ADR	830,000	20,451,200
		30,681,126
China/Hong Kong - 32.33%
58. com ADR †	90,000	4,841,100
Alibaba Group Holding ADR †	1,280,000	224,038,400
Baidu ADR †	625,000	65,293,750
BeiGene †	1,615,700	17,763,550
Bitauto Holdings ADR †	454,200	5,763,798
China Mengniu Dairy †	8,120,000	32,209,071
China Mobile	13,698,500	113,478,595

NQ-019 [8/19] 10/19 (972164) 1

Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Petroleum & Chemical Class H	30,000,000	$17,562,879
CNOOC	19,311,000	28,817,241
Ctrip. com International ADR †	830,000	26,875,400
Genscript Biotech †	10,126,000	22,704,847
Guangshen Railway Class H	11,000,000	3,367,175
Industrial & Commercial Bank of China Class H	50,000,000	31,567,267
JD. com ADR †	2,910,000	88,755,000
Kunlun Energy	21,000,000	18,293,710
Kweichow Moutai Class A	969,961	155,024,346
NIO ADR †	550,000	1,573,000
PetroChina Class H	31,688,000	15,721,943
Ping An Insurance Group Co. of China Class H	4,000,000	45,865,007
SINA †	2,120,000	87,280,400
Sinofert Holdings †	28,000,000	3,071,272
Sogou ADR †	1,500,000	6,585,000
Sohu. com ADR †	2,219,642	24,260,687
Tencent Holdings	4,750,000	196,775,675
Tencent Music Entertainment Group ADR †	1,217	16,186
Tianjin Development Holdings	15,885,550	4,356,147
Tingyi Cayman Islands Holding	23,086,000	31,800,520
Tsingtao Brewery Class H	13,046,073	88,106,419
Uni-President China Holdings	37,019,000	41,124,878
Weibo ADR †	560,000	23,167,200
Wuliangye Yibin Class A	10,299,780	203,968,884
YY ADR †	170,000	9,715,500
ZhongAn Online P&C Insurance Class H 144A #†	739,600	1,669,675
		1,641,414,522
Cyprus - 0.18%
QIWI ADR	385,284	9,362,401
		9,362,401
France - 0.01%
Vallourec †	258,011	724,797
		724,797
India - 9.37%
Aurobindo Pharma	1,500,000	12,618,422
Glenmark Pharmaceuticals	1,167,988	6,285,863
Indiabulls Real Estate GDR †	102,021	96,920
Lupin	2,500,000	25,942,653
Oil & Natural Gas	1,200,000	2,036,761
RattanIndia Infrastructure GDR †	300,961	5,901
Reliance Industries	13,880,731	242,702,611

2 NQ-019 [8/19] 10/19 (972164)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Reliance Industries GDR 144A #	3,775,184	$130,998,885
Tata Chemicals	1,866,909	15,276,196
Tata Motors †	3,000,000	4,902,846
Tata Motors ADR †	1,000,000	8,220,000
United Breweries	484,517	9,309,688
Wockhardt †	1,200,000	4,115,534
Zee Entertainment Enterprises	2,530,000	13,219,102
		475,731,382
Indonesia - 0.65%
Astra Agro Lestari	9,132,500	6,760,046
Astra International	56,000,000	26,351,780
		33,111,826
Israel - 0.20%
Teva Pharmaceutical Industries ADR †	1,450,000	10,005,000
		10,005,000
Japan - 0.59%
LINE ADR †	848,000	29,959,840
		29,959,840
Malaysia - 0.05%
UEM Sunrise †	17,000,000	2,708,358
		2,708,358
Mexico - 5.60%
America Movil ADR Class L	1,500,000	21,930,000
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero Santander ADR	8,042,900	50,509,412
Cemex ADR	3,623,267	13,587,251
Coca-Cola Femsa ADR	1,584,681	93,496,179
Fomento Economico Mexicano ADR	154,722	14,135,402
Grupo Financiero Banorte Class O	4,000,000	21,583,215
Grupo Lala	3,900,027	4,074,873
Grupo Televisa ADR	6,017,000	53,190,280
Kimberly-Clark de Mexico Class A †	5,880,600	12,059,609
		284,566,221
Netherlands - 0.04%
VEON ADR	732,264	1,911,209
		1,911,209
Peru - 0.97%
Cia de Minas Buenaventura ADR	3,217,400	49,033,176
		49,033,176

NQ-019 [8/19] 10/19 (972164) 3

Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea - 16.03%
KB Financial Group ADR	245,928	$7,995,119
LG Display †	1,000,000	11,517,028
LG Electronics	320,000	16,194,840
LG Uplus	2,403,542	26,193,399
Lotte	433,093	11,924,583
Lotte Chilsung Beverage	56,600	6,074,716
Lotte Confectionery	77,164	9,619,619
NAVER	26,250	3,174,923
Samsung Electronics	6,375,000	231,578,947
Samsung Life Insurance	360,939	20,322,840
Shinhan Financial Group	500,000	16,821,465
SK Hynix	3,490,000	223,014,242
SK Telecom	517,409	102,307,084
SK Telecom ADR	5,800,000	127,020,000
		813,758,805
Russia - 6.88%
ENEL RUSSIA PJSC GDR	21,161	14,605
Etalon Group GDR 144A #	1,616,300	3,148,552
Gazprom PJSC ADR	14,600,000	100,740,000
LUKOIL PJSC ADR	610,000	49,007,400
Mail. Ru Group GDR †	400,000	8,912,000
Mobile TeleSystems PJSC ADR	1,200,000	9,636,000
Rosneft Oil PJSC GDR	14,555,684	88,702,338
Sberbank of Russia PJSC	12,000,000	40,329,786
Sberbank of Russia PJSC ADR	800,000	10,964,000
Surgutneftegas PJSC ADR	2,014,441	8,271,295
T Plus PJSC =†	36,096	0
Yandex Class A †	800,000	29,680,000
		349,405,976
South Africa - 0.74%
Impala Platinum Holdings †	3,000,000	17,097,651
MultiChoice Group †	80,000	702,075
Naspers Class N	80,000	18,215,344
Sun International †	364,166	933,898
Tongaat Hulett †	838,307	651,175
		37,600,143
Taiwan - 9.07%
FIT Hon Teng 144A #	20,213,000	8,404,467
Hon Hai Precision Industry	36,000,000	85,042,980

4 NQ-019 [8/19] 10/19 (972164)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
MediaTek	9,000,000	$105,300,860
Taiwan Semiconductor Manufacturing	31,000,000	255,619,230
United Microelectronics	14,262,000	6,107,096
		460,474,633
Turkey - 0.92%
Akbank T. A. S. †	19,500,000	23,178,684
Turk Telekomunikasyon †	951,192	867,717
Turkcell Iletisim Hizmetleri	2,427,827	5,395,784
Turkcell Iletisim Hizmetleri ADR	2,066,701	11,573,526
Turkiye Sise ve Cam Fabrikalari	7,651,443	5,697,396
		46,713,107
United Kingdom - 0.07%
Griffin Mining †	3,056,187	3,421,267
		3,421,267
United States - 1.93%
Micron Technology †	2,163,400	97,937,118
		97,937,118

Total Common Stock (cost $5,003,081,041)		4,948,030,081

Preferred Stock – 2.52%Δ
Brazil - 1.28%
Braskem Class A †	1,470,000	10,081,623
Petroleo Brasileiro ADR 4.31%	4,000,000	48,920,000
Usinas Siderurgicas de Minas Gerais Usiminas
Class A 2.08%	3,235,733	5,993,256
		64,994,879
Republic of Korea - 0.71%
Samsung Electronics 3.62%	1,183,100	35,993,589
		35,993,589
Russia - 0.53%
Transneft PJSC 6.86%	12,000	27,054,414
		27,054,414
Total Preferred Stock (cost $75,666,117)		128,042,882

Exchange-Traded Fund – 0.14%
iShares MSCI Turkey ETF	290,275	7,004,336
Total Exchange-Traded Fund (cost $13,207,352)		7,004,336

NQ-019 [8/19] 10/19 (972164) 5

Schedule of investments

Delaware Emerging Markets Fund (Unaudited)

		Number of shares	Value (US $)
	Participation Notes – 0.00%
	Lehman Indian Oil
	CW 12 LEPO =†	172,132	$0
	Lehman Oil & Natural Gas
	CW 12 LEPO =†	254,590	0
	Total Participation Notes (cost $8,559,057)		0

	Rights – 0.07%
	AES Tiete Energia†	7,279	3,076
	B2W Cia Digital†	1,823,413	3,606,316
	Total Rights (cost $0)		3,609,392
	Total Value of Securities – 100.18%
	(cost $5,100,513,567)		5,086,686,691
	Liabilities Net of Receivables and Other Assets – (0.18%)		(9,333,804)
	Net Assets Applicable to 285,452,727 Shares Outstanding – 100.00%		$5,077,352,887
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At Aug. 31, 2019, the aggregate value of Rule 144A securities was $145,600,977, which represents
	2.87% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a
	Level 3 security.
Δ Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2019:
Foreign Currency Exchange Contracts
	Contracts to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
BNYM	HKD (2,162,000)	USD 275,597	9/3/19	$(169)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depository Receipt
BNYM – The Bank of New York Mellon
ETF – Exchange-Traded Fund
GDR – Global Depository Receipt
HKD – Hong Kong Dollar

6 NQ-019 [8/19] 10/19 (972164)

(Unaudited)

Summary of abbreviations (continued):
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company
USD – US Dollar

NQ-019 [8/19] 10/19 (972164) 7

Schedule of investments

Delaware Global Value Fund August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.27%Δ
Denmark - 3.50%
Novo Nordisk Class B	17,760	$922,220
		922,220
France - 19.13%
Air Liquide	6,950	967,403
Danone	18,070	1,617,782
Orange	46,900	711,327
Publicis Groupe	20,420	978,946
Sodexo	6,790	769,389
		5,044,847
Germany - 3.99%
adidas	970	287,521
Fresenius Medical Care	11,380	765,440
		1,052,961
Ireland - 1.00%
Kerry Group Class A	2,212	263,288
		263,288
Japan - 15.37%
Asahi Group Holdings	11,800	550,485
Kao	3,200	231,155
KDDI	35,200	939,351
Kirin Holdings	11,200	221,238
Lawson *	7,500	372,052
Makita	14,500	426,531
Mitsubishi Tanabe Pharma	14,000	154,714
Secom	3,000	255,961
Seven & i Holdings *	25,500	901,807
		4,053,294
Netherlands - 4.83%
Koninklijke Ahold Delhaize	54,480	1,274,466
		1,274,466
Sweden - 2.50%
Securitas Class B	44,040	659,390
		659,390
Switzerland - 11.54%
Nestle	12,620	1,415,327
Roche Holding	3,920	1,071,737
Swatch Group	2,060	558,006
		3,045,070
United Kingdom - 4.94%
Diageo	9,740	415,222

NQ-0179 [8/19] 10/19 (972269) 1

Schedule of investments

Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	237,600	$502,765
Next	5,340	385,704
		1,303,691
United States - 30.47%
Clorox *	4,310	681,670
Conagra Brands	30,210	856,756
General Mills	24,150	1,299,270
Hormel Foods *	15,550	662,585
Kimberly-Clark	9,610	1,356,067
Lamb Weston Holdings	11,050	777,809
Merck & Co.	12,480	1,079,146
Mondelez International Class A	6,510	359,482
Pfizer	16,160	574,488
Waste Management	3,260	389,081
		8,036,354

Total Common Stock (cost $25,746,677)		25,655,581

Exchange-Traded Fund – 2.00%
Vanguard S&P 500 ETF	1,960	526,456
Total Exchange-Traded Fund (cost $535,181)		526,456

Short-Term Investments – 0.47%
Money Market Mutual Funds - 0.47%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	24,898	24,898
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	24,898	24,898
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	24,898	24,898
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	24,898	24,898
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	24,898	24,898
Total Short-Term Investments (cost $124,490)		124,490

Total Value of Securities Before Securities Lending Collateral – 99.74%
(cost $26,406,348)		26,306,527

2 NQ-0179 [8/19] 10/19 (972269)

(Unaudited)

	Principal amount°	Value (US $)
Security Lending Collateral – 3.40%
Certificates of Deposit - 0.15% ≠
Bank of Nova Scotia (Toronto) 2.15% 9/3/19	40,000	$40,000
		40,000
Repurchase Agreements - 3.25%
Bank of Montreal
2.15%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $21,657 (collateralized by US
government obligations 0.00%-8.75% 9/12/19-5/31/24;
market value $22,085)	21,652	21,652
Bank of Nova Scotia
2.15%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $208,534 (collateralized by US
government obligations 0.125%-8.75%
12/31/19-9/9/49; market value $212,705)	208,484	208,484
BofA Securities
2.12%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $208,533 (collateralized by US
government obligations 0.125% 7/15/24;
market value $212,654)	208,484	208,484
Credit Agricole
2.14%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $208,534 (collateralized by US
government obligations 0.125% 4/15/20;
market value $212,654)	208,484	208,484
JP Morgan Securities
2.16%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $208,534 (collateralized by US
government obligations 2.25% 4/30/24;
market value $212,654)	208,484	208,484
		855,588
Total Securities Lending Collateral (cost $895,588)		895,588

Total Value of Securities – 103.14%
(cost $27,301,936)		27,202,115	■
Obligation to Return Securities Lending Collateral – (3.40%)		(895,222)
Receivables and Other Assets Net of Liabilities – 0.26%		67,725
Net Assets Applicable to 2,207,422 Shares Outstanding – 100.00%		$26,374,618

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,973,617 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,167,450.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-0179 [8/19] 10/19 (972269) 3

Schedule of investments

Delaware Global Value Fund (Unaudited)

Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2019:

Foreign Currency Exchange Contracts

	Contract to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	CHF	10,903	USD	(11,048)	9/3/19	$(28)
BNYM	DKK	38,768	USD	(5,746)	9/3/19	(31)
BNYM	EUR	37,431	USD	(41,370)	9/3/19	(220)
BNYM	GBP	5,317	USD	(6,499)	9/3/19	(28)
BNYM	JPY	1,568,645	USD	(14,815)	9/3/19	(45)
Total Foreign Currency Exchange Contracts						$(352)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
ETF – Exchange-Traded Fund
GBP – British Pound Sterling
GS – Goldman Sachs
JPY – Japanese Yen
S&P – Standard & Poor’s
USD – US Dollar

4 NQ-0179 [8/19] 10/19 (972269)

Schedule of investments

Delaware International Small Cap Fund August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.08%Δ
Australia - 4.14%
Afterpay Touch Group †	97,805	$2,040,553
Cleanaway Waste Management	1,087,171	1,515,561
Technology One	182,746	932,873
Westgold Resources †	540,326	851,485
		5,340,472
Austria - 2.32%
CA Immobilien Anlagen	59,874	2,118,906
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,567	875,614
		2,994,520
Belgium - 1.16%
Fagron	83,236	1,492,047
		1,492,047
Brazil - 4.40%
Azul ADR †	24,200	849,904
Construtora Tenda	265,452	1,617,969
Cyrela Brazil Realty SA Empreendimentos e Participacoes	178,837	1,084,423
Minerva †	604,202	1,232,916
Rumo †	165,039	886,771
		5,671,983
Canada - 9.41%
ATS Automation Tooling Systems †	122,263	1,686,924
Capital Power	86,267	1,978,167
Descartes Systems Group †	36,830	1,306,228
Entertainment One	212,500	1,512,635
Fortuna Silver Mines †	163,212	674,227
Granite Real Estate Investment Trust	30,223	1,446,228
Quebecor Class B	61,783	1,391,672
SSR Mining †	130,054	2,136,308
		12,132,389
Chile - 1.22%
Geopark †	91,857	1,574,429
		1,574,429
China/Hong Kong - 1.15%
China Resources Cement Holdings	1,376,000	1,219,734
Lonking Holdings	1,119,000	266,891
		1,486,625
Denmark - 2.00%
Royal Unibrew	29,813	2,581,182
		2,581,182

NQ-581 [8/19] 10/19 (972255) 1

Schedule of investments

Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Finland - 0.45%
Valmet	32,073	$580,212
		580,212
France - 7.08%
Alten	25,022	2,986,547
Korian	34,448	1,373,563
Remy Cointreau	10,525	1,589,375
SOITEC †	16,833	1,697,403
Solutions 30 †	152,833	1,480,665
		9,127,553
Germany - 3.14%
Evotec †	84,045	1,857,554
TAG Immobilien †	93,611	2,185,239
		4,042,793
India - 2.05%
United Breweries	70,894	1,362,183
Varun Beverages	141,789	1,283,210
		2,645,393
Indonesia - 0.47%
Ace Hardware Indonesia	5,024,100	610,967
		610,967
Ireland - 3.56%
C&C Group	165,542	727,301
C&C Group (Irish Stock Exchange)	39,511	172,830
Hibernia REIT	918,479	1,481,879
Keywords Studios	114,364	2,208,439
		4,590,449
Israel - 2.50%
Israel Discount Bank Class A	774,351	3,222,947
		3,222,947
Italy - 1.10%
Reply	23,965	1,415,707
		1,415,707
Japan - 19.87%
Anritsu	142,300	2,664,232
Daifuku	46,600	2,202,024
Fancl	96,500	2,343,578
GMO Payment Gateway	36,200	2,804,405
Japan Elevator Service Holdings	74,600	1,791,355
Katitas	36,100	1,381,339
Kusuri no Aoki Holdings	20,300	1,559,260

2 NQ-581 [8/19] 10/19 (972255)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Matsumotokiyoshi Holdings	56,900	$2,110,284
NET One Systems	67,300	1,804,211
Persol Holdings	68,900	1,398,949
SMS	84,100	1,878,565
Taiyo Yuden	37,500	705,629
TechnoPro Holdings	51,200	2,973,634
		25,617,465
Monaco - 0.79%
Endeavour Mining †	52,176	1,016,950
		1,016,950
Netherlands - 0.51%
IMCD	9,454	662,909
		662,909
Norway - 6.49%
BW Offshore †	264,597	1,717,578
Leroy Seafood Group	189,644	1,243,731
Norway Royal Salmon	24,931	509,991
Scatec Solar	175,133	2,033,436
TGS NOPEC Geophysical	51,930	1,252,630
Tomra Systems	57,273	1,609,039
		8,366,405
Poland - 0.66%
Dino Polska †	21,844	843,942
		843,942
Portugal - 1.06%
NOS SGPS	231,901	1,362,284
		1,362,284
Republic of Korea - 1.28%
Dentium	15,560	881,252
Douzone Bizon	16,237	769,456
		1,650,708
South Africa - 0.80%
Foschini Group	103,810	1,029,973
		1,029,973
Spain - 0.35%
CIE Automotive	19,261	446,238
		446,238
Sweden - 3.32%
Evolution Gaming Group	101,233	1,899,927

NQ-581 [8/19] 10/19 (972255) 3

Schedule of investments

Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Sweden (continued)
MIPS	35,568	$597,955
THQ Nordic †	71,827	1,778,358
		4,276,240
Switzerland - 0.91%
Logitech International	29,064	1,177,830
		1,177,830
Taiwan - 1.33%
Makalot Industrial	290,600	1,711,589
		1,711,589
United Kingdom - 11.56%
Abcam	125,260	1,763,457
Beazley	266,054	1,843,668
boohoo Group †	451,518	1,326,269
Clinigen Group	80,407	865,877
Coats Group	1,175,613	1,046,400
Countryside Properties	270,003	982,991
Dechra Pharmaceuticals	38,121	1,391,569
Fevertree Drinks	19,122	525,849
Future	102,513	1,479,391
GB Group	163,904	1,150,759
Rotork	297,761	1,121,729
UNITE Group	110,217	1,404,153
		14,902,112

Total Common Stock (cost $114,464,220)		122,574,313

Short-Term Investments – 4.58%
Money Market Mutual Funds - 4.58%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	1,181,090	1,181,090
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	1,181,089	1,181,089
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	1,181,089	1,181,089
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	1,181,089	1,181,089
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	1,181,089	1,181,089
Total Short-Term Investments (cost $5,905,446)		5,905,446

4 NQ-581 [8/19] 10/19 (972255)

(Unaudited)

Total Value of Securities – 99.66%
(cost $120,369,666)							$128,479,759
Receivables and Other Assets Net of Liabilities – 0.34%							438,707
Net Assets Applicable to 18,723,013 Shares Outstanding – 100.00%							$128,918,466

Δ Securities have been classified by country of origin.
† Non-income producing security.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	63,449	USD	(42,800)	9/3/19	$—	$(65)
BNYM	CAD	126,334	USD	(95,125)	9/3/19	—	(232)
BNYM	CHF	9,274	USD	(9,383)	9/3/19	—	(10)
BNYM	DKK	142,685	USD	(21,056)	9/3/19	—	(19)
BNYM	EUR	159,359	USD	(175,342)	9/3/19	—	(146)
BNYM	GBP	105,002	USD	(127,916)	9/3/19	—	(127)
BNYM	HKD	101,275	USD	(12,930)	9/3/19	—	(13)
BNYM	JPY	22,621,238	USD	(213,354)	9/3/19	—	(367)
BNYM	NOK	615,832	USD	(67,681)	9/3/19	—	(92)
BNYM	PLN	26,461	USD	(6,657)	9/3/19	—	(10)
BNYM	SEK	344,353	USD	(35,129)	9/3/19	—	(36)
BNYM	ZAR	260,642	USD	(17,083)	9/3/19	89	—
BNYM	ZAR	124,592	USD	(8,224)	9/4/19	—	(17)
Total Foreign Currency Exchange Contracts						$89	$(1,134)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depository Receipt
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
HKD – Hong Kong Dollar
JPY – Japanese Yen

NQ-581 [8/19] 10/19 (972255) 5

Schedule of investments

Delaware International Small Cap Fund (Unaudited)

Summary of abbreviations: (continued)
NOK – Norwegian Krone
PLN – Polish Zloty
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – US Dollar
ZAR – South African Rand

6 NQ-581 [8/19] 10/19 (972255)

Schedule of investments

Delaware International Value Equity Fund August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.62%Δ
Denmark - 5.42%
Novo Nordisk Class B	307,940	$15,990,340
		15,990,340
France - 27.08%
Air Liquide	113,350	15,777,717
Danone	250,010	22,383,049
Orange	809,620	12,279,418
Publicis Groupe	334,670	16,044,268
Sodexo	117,920	13,361,758
		79,846,210
Germany - 6.03%
adidas	15,950	4,727,800
Fresenius Medical Care	193,920	13,043,420
		17,771,220
Ireland - 1.46%
Kerry Group Class A	36,110	4,298,069
		4,298,069
Japan - 22.18%
Asahi Group Holdings	196,100	9,148,318
Kao	69,400	5,013,184
KDDI	481,800	12,857,373
Kirin Holdings	179,700	3,549,682
Lawson *	124,500	6,176,072
Makita	239,500	7,045,112
Mitsubishi Tanabe Pharma	230,200	2,543,934
Secom	51,500	4,393,994
Seven & i Holdings *	414,700	14,665,863
		65,393,532
Netherlands - 7.09%
Koninklijke Ahold Delhaize	894,060	20,914,995
		20,914,995
Sweden - 3.66%
Securitas Class B	722,000	10,810,156
		10,810,156
Switzerland - 16.43%
Nestle	195,350	21,908,411
Roche Holding	64,200	17,552,432
Swatch Group	33,200	8,993,099
		48,453,942
United Kingdom - 8.27%
Diageo	216,950	9,248,706

NQ-034 [8/19] 10/19 (972291) 1

Schedule of investments

Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	3,928,100	$8,311,919
Next	94,540	6,828,553
		24,389,178
Total Common Stock (cost $295,323,673)		287,867,642

Exchange-Traded Fund – 1.70%
Vanguard FTSE Developed Markets ETF	124,910	5,007,642
Total Exchange-Traded Fund (cost $5,153,606)		5,007,642
Total Value of Securities Before Securities Lending Collateral – 99.32%
(cost $300,477,279)		292,875,284

	Principal amount°
Security Lending Collateral – 0.00%
Repurchase Agreements - 0.00%
Bank of Montreal
2.15%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $55 (collateralized by US
government obligations 0.00%-8.75% 9/12/19-5/31/24;
market value $56)	55	55
Bank of Nova Scotia
2.15%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $192 (collateralized by US
government obligations 0.125%-8.75%
12/31/19-9/9/49; market value $196)	192	192
BofA Securities
2.12%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $192 (collateralized by US
government obligations 0.125% 7/15/24;
market value $196)	192	192
Credit Agricole
2.14%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $192 (collateralized by US
government obligations 0.125% 4/15/20;
market value $196)	192	192
JP Morgan Securities
2.16%, dated 8/30/19, to be repurchased on 9/3/19,
repurchase price $192 (collateralized by US
government obligations 2.25% 4/30/24;
market value $196)	192	192
Total Securities Lending Collateral (cost $823)		823

2 NQ-034 [8/19] 10/19 (972291)

(Unaudited)

Total Value of Securities – 99.32%
(cost $300,478,102)			$292,876,107		■
Receivables and Other Assets Net of Liabilities – 0.68%				2,004,807
Net Assets Applicable to 21,032,703 Shares Outstanding – 100.00%				$294,880,914
* Fully or partially on loan.
■				Includes $15,498,728 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $16,812,708.
°				Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
The following foreign currency exchange contracts were outstanding at Aug. 31, 2019:
Foreign Currency Exchange Contracts
	Contract to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
BNYM	JPY (23,616,462)	USD 222,033	9/3/19	$(327)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – The Bank of New York Mellon
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange 100 Index
JPY – Japanese Yen
USD – US Dollar

NQ-034 [8/19] 10/19 (972291) 3